Convertible Promissory Notes, Net (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes, Net [Abstract]
Schedule of Derivative Liability

The Company valued the derivative liability relating to the embedded conversion features using the Black Scholes Model using the following assumptions on the respective dates of the Debentures:

	June 5, 2025	June 16, 2025	July 17, 2025	September 15, 2025	November 11, 2025	December 2, 2025	December 30, 2025	December 31, 2025
Stock price	$0.006	$0.0124	$0.019	$0.0215	$0.0079	$0.0160	0.0178	0.0100
Estimated exercise price	0.0057	0.0118	0.018	0.0204	0.0075	0.0152	0.0169	0.0095
Term (years)	2.5	2.5	2.5	2.5	2.5	2.5	2.5	2.5
Annual volatility	42.06%	42.05%	41.81%	43.53%	43.81%	43.86%	43.82%	43.81%
Risk free rate	3.90%	3.93%	3.89%	3.50%	3.55%	3.54%	3.50%	3.55%
Dividend yield	0%	0%	0%	0%	0%	0%	0%	0%
Estimated warrant amount*	75,000,000	24,193,548	15,789,474	27,906,977	37,974,684	18,750,000	21,067,416	262,500,000
Fair value of warrants at inception	$128,417	$85,665	$85,213	$173,455	$85,160	$86,267	$107,463	$722,192

*	Amount at December 31, 2025 represents the total estimated number of warrants.

Schedule of Convertible Promissory Notes, Net Related Derivative Liability

The Company’s activity in its convertible promissory notes, net related derivative liability was as follows for the year ended December 31, 2025:

Balance of derivative liability at January 1, 2025	$-
Grant of warrants	751,640
Change in fair value of warrant derivative liability	(29,448)
Balance of derivative liability at December 31, 2025	$722,192